Concentrations and risks	6 Months Ended
Jun. 30, 2025
Concentrations and risks
Concentrations and risks

Note 16 — Concentrations and risks

(a)Concentrations

Financial instruments that potentially expose the Group to concentrations of credit risk consist primarily of accounts receivable. The Group conducts credit evaluations of its customers, and generally does not require collateral or other security from them. The Group evaluates its collection experience and long outstanding balances to determine the need for an allowance for credit loss. The Group conducts periodic reviews of the financial condition and payment practices of its customers to minimize collection risk on accounts receivable.

The following table sets forth a summary of single customers who represent 10% or more of the Group’s total revenue:

	For the six months ended June 30,
	2024	2025	2025
	RMB	RMB	US$
Amount of the Group’s revenue
Customer A	3,167,689	1,538,585	214,778
Customer B	2,738,821	1,419,387	198,139
Customer C	1,818,703	1,646,439	229,834

The following table sets forth a summary of single customers who represent 10% or more of the Group’s total accounts receivable:

	As of	As of	As of
	December 31,	June 30,	June 30,
	2024	2025	2025
	RMB	RMB	US$
Amount of the Group’s revenue
Customer A	4,113,500	4,484,400	625,998
Customer B	5,201,700	2,206,250	307,981
Customer C	—	1,871,652	261,273

(b)Credit risk

Credit risk is the potential financial loss to the Group resulting from the failure of a customer or a counterparty to settle its financial and contractual obligations to the Group, as and when they fall due. As the Group does not hold any collateral, the maximum exposure to credit risk is the carrying amounts of accounts and other receivables (excluding prepayments) and cash and cash equivalents presented on the condensed consolidated balance sheets. The Group has no other financial assets which carry significant exposure to credit risk.

(c)Interest rate risk

Interest rate risk is the risk that the fair value or future cash flows of a financial instrument will fluctuate because of changes in market interest rates. The Group’s interest rate risk arises primarily from loans. Loans issued at variable rates and fixed rates expose the Group to cash flow interest rate risk and fair value interest rate risk respectively.

Note 16 — Concentrations and risks (continued)

(d)Liquidity risk

Liquidity risk is the risk that the Group will encounter difficulty in meeting the obligations associated with its financial liabilities that are settled by delivering cash or another financial asset. The Group’s approach to managing liquidity is to ensure, as far as possible, that it will always have sufficient liquidity to meet its liabilities when due, under both normal and stressed conditions, without incurring unacceptable losses or risking damage to the Group’s reputation.

Typically, the Group ensures that it has sufficient cash on demand to meet expected operational expenses for a period of 90 days, including the servicing of financial obligations; this excludes the potential impact of extreme circumstances that cannot reasonably be predicted, such as natural disasters.